GOING CONCERN (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2024	Nov. 25, 2024
Notes and other explanatory information [abstract]
Cash	$ 1.8
Total current liabilities	0.9
Net loss	3.0
Cash used in operating activities	$ 3.3
Cash and cash equivalents on hand		$ 1.7